Provisions - Schedule of environmental provision (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of other provisions [line items]
Discounted	£ 2,642	£ 2,539	£ 2,227
Environmental
Disclosure of other provisions [line items]
Discounted	1,891	1,877	£ 1,700
Real undiscounted	£ 2,144	£ 1,949
Real discount rate (in percent)	1.50%	0.50%
Environmental | UK
Disclosure of other provisions [line items]
Discounted	£ 123	£ 152
Real undiscounted	£ 138	£ 160
Real discount rate (in percent)	1.50%	0.50%
Environmental | US
Disclosure of other provisions [line items]
Discounted	£ 1,768	£ 1,725
Real undiscounted	£ 2,006	£ 1,789
Real discount rate (in percent)	1.50%	0.50%